Condensed Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents		$ 27	$ 1,357		$ 5
Prepaid expenses and other current assets, net		458	1,312
Loan receivables net of allowance for expected credit losses of nil and $410,000 as of March 31, 2025 and 2024, respectively			574
Amount due from a subsidiary		543
Total current assets		1,029	3,243
Non-current assets:
Interests in subsidiaries		4,688	4,688
Investment in an associate			254
Long-term investments, net		368
Property and equipment, net		141	124
Operating right-of-use assets, net		453	962
Refundable deposits		289	288
Prepaid expenses, net		352	450
Total non-current assets		6,291	6,766
TOTAL ASSETS		7,320	10,009
Current liabilities:
Other borrowings		420
Accruals and other current liabilities		494	158
Operating lease liabilities - current		442	536
Amount due to a subsidiary		32	25
Total current liabilities		1,970	728
Non-current liabilities:
Operating lease liabilities - non-current			439
Total non-current liabilities			439
TOTAL LIABILITIES		1,970	1,167
Shareholders’ equity
Additional paid-in capital		19,122	14,810
Accumulated losses		(13,774)	(5,969)
Total shareholders’ equity		5,350	8,842
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,320	10,009
Related Party [Member]
Current liabilities:
Amount due to a related party			6
Director [Member]
Current assets:
Amount due from a director		1
Current liabilities:
Amount due to directors		582	3
Class A Ordinary Shares [Memeber]
Shareholders’ equity
Ordinary shares, value issued	[1]	1		[2]
Class B Ordinary Shares [Memeber]
Shareholders’ equity
Ordinary shares, value issued	[1]	$ 1	$ 1

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 14)
[2]	Less than US$1,000